Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Number and Value of Operations (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item
Impairment Provisions And Recoveries [Abstract]
Number of Transactions | item	13,639	4,950	29,515	139,703
Amount of the transactions | $	$ 9,763	$ 3,188	$ 36,787	$ 18,146